Contents of Significant Accounts - Summary of Balances of Contract Assets and Contract Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Jan. 01, 2020 TWD ($)
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ 319,621	$ 11,522	$ 257,841	$ 214,243
Contract liabilities, current	3,441,754	124,072	2,040,989	988,115
Contract liabilities, non-current	641,386	$ 23,121	456,480	482,080
Contract liabilities	4,083,140		2,497,469	1,470,195
Sales of Goods and Services [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	677,326		625,222	599,491
Contract liabilities	4,083,140		2,497,469	1,470,195
Loss allowance [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ (357,705)		$ (367,381)	$ (385,248)